Derivatives (Balance Sheet Presentation) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 848,422	$ 1,048,212
Derivative Liability, Fair Value, Gross Liability	$ 250,097	$ 222,905